Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended		83 Months Ended		84 Months Ended		85 Months Ended		86 Months Ended		87 Months Ended		88 Months Ended		89 Months Ended		90 Months Ended		91 Months Ended		92 Months Ended		93 Months Ended		94 Months Ended		95 Months Ended		96 Months Ended		97 Months Ended		98 Months Ended		99 Months Ended		100 Months Ended		101 Months Ended		102 Months Ended		103 Months Ended		104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Apr. 04, 2017	Oct. 31, 2015	Apr. 30, 2017	Nov. 30, 2015	May 31, 2017	Dec. 31, 2015	Jun. 30, 2017	Jan. 31, 2016	Jul. 31, 2017	Feb. 29, 2016	Aug. 31, 2017	Mar. 31, 2016	Sep. 30, 2017	Apr. 30, 2016	Oct. 31, 2017	May 31, 2016	Nov. 30, 2017	Jun. 30, 2016	Dec. 31, 2017	Jul. 31, 2016	Jan. 31, 2018	Aug. 31, 2016	Feb. 28, 2018	Sep. 30, 2016	Oct. 31, 2025	Mar. 31, 2018	Oct. 31, 2016	Apr. 30, 2018	Nov. 30, 2016	May 31, 2018	Dec. 31, 2016	Jun. 30, 2018	Jan. 31, 2017	Jul. 31, 2018	Feb. 28, 2017	Aug. 31, 2018	Mar. 31, 2017	Sep. 30, 2018	Apr. 30, 2017	Oct. 31, 2018	May 31, 2017	Nov. 30, 2018	Jun. 30, 2017	Dec. 31, 2018	Jul. 31, 2017	Jan. 31, 2019	Aug. 31, 2017	Feb. 28, 2019	Sep. 30, 2017	Mar. 31, 2019	Oct. 31, 2017	Apr. 30, 2019	Nov. 30, 2017	May 31, 2019	Dec. 31, 2017	Jun. 30, 2019	Jan. 31, 2018	Jul. 31, 2019	Feb. 28, 2018	Aug. 31, 2019	Mar. 31, 2018	Sep. 30, 2019	Apr. 30, 2018	Oct. 31, 2019	May 31, 2018	Nov. 30, 2019	Jun. 30, 2018	Dec. 31, 2019	Jul. 31, 2018	Jan. 31, 2020	Aug. 31, 2018	Feb. 29, 2020	Sep. 30, 2018	Mar. 31, 2020	Oct. 31, 2018	Apr. 30, 2020	Nov. 30, 2018	May 31, 2020	Dec. 31, 2018	Jun. 30, 2020	Jan. 31, 2019	Jul. 31, 2020	Feb. 28, 2019	Aug. 31, 2020	Mar. 31, 2019	Sep. 30, 2020	Apr. 30, 2019	Oct. 31, 2020	May 31, 2019	Nov. 30, 2020	Jun. 30, 2019	Dec. 31, 2020	Jul. 31, 2019	Jan. 31, 2021	Aug. 31, 2019	Feb. 28, 2021	Sep. 30, 2019	Mar. 31, 2021	Oct. 31, 2019	Apr. 30, 2021	Nov. 30, 2019	May 31, 2021	Dec. 31, 2019	Jun. 30, 2021	Jan. 31, 2020	Jul. 31, 2021	Feb. 29, 2020	Aug. 31, 2021	Mar. 31, 2020	Sep. 30, 2021	Apr. 30, 2020	Oct. 31, 2021	May 31, 2020	Nov. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Jul. 31, 2020	Jan. 31, 2022	Aug. 31, 2020	Feb. 28, 2022	Sep. 30, 2020	Mar. 31, 2022	Oct. 31, 2020	Apr. 30, 2022	Nov. 30, 2020	May 31, 2022	Dec. 31, 2020	Jun. 30, 2022	Jan. 31, 2021	Jul. 31, 2022	Feb. 28, 2021	Aug. 31, 2022	Mar. 31, 2021	Sep. 30, 2022	Apr. 30, 2021	Oct. 31, 2022	May 31, 2021	Nov. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Jul. 31, 2021	Jan. 31, 2023	Aug. 31, 2021	Feb. 28, 2023	Sep. 30, 2021	Mar. 31, 2023	Oct. 31, 2021	Apr. 30, 2023	Nov. 30, 2021	May 31, 2023	Dec. 31, 2021	Jun. 30, 2023	Jan. 31, 2022	Jul. 31, 2023	Feb. 28, 2022	Aug. 31, 2023	Mar. 31, 2022	Sep. 30, 2023	Apr. 30, 2022	Oct. 31, 2023	May 31, 2022	Nov. 30, 2023	Jun. 30, 2022	Dec. 31, 2023	Jul. 31, 2022	Jan. 31, 2024	Aug. 31, 2022	Feb. 29, 2024	Sep. 30, 2022	Mar. 31, 2024	Oct. 31, 2022	Apr. 30, 2024	Nov. 30, 2022	May 31, 2024	Dec. 31, 2022	Jun. 30, 2024	Jan. 31, 2023	Jul. 31, 2024	Feb. 28, 2023	Aug. 31, 2024	Mar. 31, 2023	Sep. 30, 2024	Apr. 30, 2023	Oct. 31, 2024	May 31, 2023	Nov. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Jul. 31, 2023	Jan. 31, 2025	Aug. 31, 2023	Feb. 28, 2025	Sep. 30, 2023	Mar. 31, 2025	Oct. 31, 2023	Apr. 30, 2025	Nov. 30, 2023	May 31, 2025	Dec. 31, 2023	Jun. 30, 2025	Jan. 31, 2024	Jul. 31, 2025	Feb. 29, 2024	Aug. 31, 2025	Mar. 31, 2024	Sep. 30, 2025	Apr. 30, 2024	Oct. 31, 2025	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025
C000018428
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with load
Accumulated Value		$ 9,424		$ 9,377		$ 9,195		$ 8,752		$ 8,811		$ 9,427		$ 9,525		$ 9,657		$ 9,724		$ 10,054		$ 10,087		$ 10,084			$ 9,971		$ 10,582		$ 10,789		$ 10,818		$ 11,311		$ 11,238		$ 11,281		$ 11,345		$ 11,463		$ 11,577		$ 11,434		$ 11,812		$ 11,920		$ 12,328		$ 12,528		$ 13,043		$ 12,465		$ 12,229		$ 12,245		$ 12,317		$ 12,290		$ 12,827		$ 13,067		$ 13,093		$ 12,408		$ 12,786		$ 11,594		$ 12,429		$ 12,825		$ 12,814		$ 13,266		$ 12,425		$ 13,303		$ 13,481		$ 13,125		$ 13,637		$ 13,745		$ 14,182		$ 14,520		$ 14,088		$ 12,672		$ 10,466		$ 11,586		$ 12,059		$ 12,096		$ 12,515		$ 13,084		$ 12,730		$ 12,449		$ 13,920		$ 14,336		$ 14,063		$ 14,806		$ 15,588		$ 16,343		$ 16,682		$ 16,465		$ 16,778		$ 17,261		$ 16,449		$ 17,523		$ 17,167		$ 18,170		$ 17,328		$ 17,015		$ 17,371		$ 16,262		$ 16,468		$ 15,306		$ 16,244		$ 15,809		$ 14,676		$ 16,046		$ 16,965		$ 16,380		$ 16,686		$ 16,285		$ 15,943		$ 16,197		$ 15,678		$ 16,573		$ 17,191		$ 16,892		$ 16,295		$ 15,964		$ 17,247		$ 18,098		$ 18,227		$ 19,140		$ 19,964		$ 19,112		$ 19,705	$ 19,762	$ 20,520	$ 20,996	$ 21,217	$ 21,391	$ 22,600	$ 21,229	$ 22,312	$ 22,232	$ 21,308	$ 20,988	$ 21,868	$ 22,667	$ 22,885	$ 23,355	$ 23,958	$ 23,809
C000018430
Account Value [Line Items]
Line Graph and Table Measure Name																									Class C with load
Accumulated Value		10,000		9,944		9,739		9,263		9,325		9,967		10,064		10,203		10,262		10,603		10,631		10,628			10,503		11,139		11,351		11,366		11,884		11,794		11,838		11,898		12,010		12,122		11,965		12,353		12,458		12,885		13,078		13,616		12,996		12,742		12,750		12,816		12,783		13,332		13,572		13,590		12,873		13,256		12,006		12,869		13,269		13,250		13,706		12,831		13,737		13,911		13,526		14,044		14,145		14,595		14,933		14,480		13,020		10,742		11,887		12,361		12,393		12,811		13,381		13,022		12,726		14,213		14,637		14,341		15,095		15,879		16,635		16,970		16,747		17,054		17,533		16,698		17,773		17,403		18,402		17,544		17,209		17,564		16,438		16,626		15,455		16,386		15,930		14,792		16,154		17,075		16,470		16,775		16,354		16,004		16,248		15,719		16,611		17,205		16,897		16,302		15,951		17,226		18,069		18,175		19,080		19,882		19,028		19,604	19,654	20,402	20,851	21,062	21,222	22,403	21,020	22,085	21,995	21,078	20,741	21,605	22,370	22,573	23,022	23,602	23,444
C000054699
Account Value [Line Items]
Line Graph and Table Measure Name																									Class F
Accumulated Value		10,000		9,957		9,761		9,291		9,353		10,004		10,115		10,255		10,330		10,680		10,716		10,717			10,597		11,253		11,471		11,501		12,025		11,946		11,998		12,074		12,197		12,318		12,167		12,566		12,680		13,123		13,340		13,889		13,273		13,019		13,044		13,120		13,088		13,669		13,916		13,948		13,236		13,639		12,363		13,264		13,686		13,679		14,151		13,264		14,206		14,395		14,016		14,558		14,682		15,159		15,516		15,054		13,552		11,182		12,389		12,893		12,928		13,376		13,994		13,621		13,320		14,893		15,343		15,051		15,846		16,688		17,496		17,859		17,633		17,968		18,485		17,622		18,773		18,391		19,472		18,581		18,235		18,623		17,445		17,655		16,414		17,419		16,954		15,756		17,213		18,210		17,578		17,906		17,477		17,124		17,386		16,840		17,807		18,458		18,138		17,515		17,159		18,536		19,456		19,595		20,575		21,456		20,553		21,190	21,259	22,073	22,585	22,830	23,017	24,328	22,839	24,015	23,942	22,945	22,601	23,560	24,415	24,649	25,155	25,813	25,665
C000184551
Account Value [Line Items]
Line Graph and Table Measure Name																									Class F3
Accumulated Value	$ 10,000		$ 10,044		$ 10,107		$ 10,212		$ 10,319		$ 10,187		$ 10,529		$ 10,630		$ 10,999		$ 11,177		$ 11,648		$ 11,127			$ 10,919		$ 10,940		$ 11,004		$ 10,981		$ 11,472		$ 11,678		$ 11,709		$ 11,108		$ 11,451		$ 10,384		$ 11,134		$ 11,494		$ 11,492		$ 11,894		$ 11,146		$ 11,935		$ 12,101		$ 11,784		$ 12,240		$ 12,344		$ 12,742		$ 13,051		$ 12,666		$ 11,396		$ 9,415		$ 10,423		$ 10,852		$ 10,885		$ 11,267		$ 11,783		$ 11,476		$ 11,225		$ 12,547		$ 12,927		$ 12,683		$ 13,364		$ 14,072		$ 14,756		$ 15,059		$ 14,876		$ 15,164		$ 15,596		$ 14,872		$ 15,843		$ 15,524		$ 16,433		$ 15,688		$ 15,399		$ 15,729		$ 14,734		$ 14,919		$ 13,870		$ 14,721		$ 14,331		$ 13,317		$ 14,555		$ 15,398		$ 14,865		$ 15,149		$ 14,790		$ 14,493		$ 14,712		$ 14,255		$ 15,069		$ 15,633		$ 15,365		$ 14,829		$ 14,531		$ 15,704		$ 16,479		$ 16,595		$ 17,436		$ 18,188		$ 17,421		$ 17,965		$ 18,018		$ 18,720		$ 19,149		$ 19,369		$ 19,525		$ 20,635		$ 19,382		$ 20,378		$ 20,316		$ 19,475		$ 19,187		$ 20,001		$ 20,733		$ 20,930		$ 21,374		$ 21,932		$ 21,797
C000018432
Account Value [Line Items]
Line Graph and Table Measure Name																									Class I
Accumulated Value		10,000		9,958		9,757		9,288		9,357		10,009		10,120		10,266		10,336		10,686		10,721		10,725			10,612		11,259		11,486		11,508		12,039		11,962		12,014		12,090		12,215		12,336		12,185		12,593		12,707		13,149		13,361		13,917		13,302		13,052		13,077		13,153		13,125		13,704		13,960		13,986		13,267		13,669		12,390		13,289		13,720		13,716		14,197		13,302		14,245		14,435		14,056		14,601		14,725		15,201		15,571		15,100		13,589		11,225		12,431		12,936		12,973		13,431		14,039		13,670		13,369		14,951		15,405		15,113		15,918		16,765		17,572		17,946		17,715		18,059		18,577		17,708		18,870		18,488		19,573		18,671		18,335		18,728		17,538		17,759		16,513		17,520		17,054		15,849		17,330		18,328		17,689		18,029		17,598		17,230		17,504		16,957		17,930		18,595		18,274		17,643		17,286		18,678		19,606		19,733		20,739		21,628		20,710		21,349	21,424	22,253	22,766	23,018	23,206	24,534	23,033	24,226	24,140	23,146	22,800	23,763	24,639	24,874	25,395	26,050	25,901
C000018431
Account Value [Line Items]
Line Graph and Table Measure Name																									Class P
Accumulated Value		10,000		9,951		9,757		9,279		9,348		9,996		10,101		10,247		10,312		10,662		10,697		10,701			10,581		11,230		11,451		11,473		11,997		11,920		11,965		12,040		12,158		12,279		12,128		12,529		12,643		13,086		13,290		13,837		13,223		12,972		12,989		13,065		13,034		13,605		13,852		13,880		13,153		13,555		12,281		13,168		13,588		13,570		14,039		13,157		14,081		14,270		13,883		14,428		14,532		15,006		15,356		14,898		13,398		11,062		12,239		12,739		12,772		13,216		13,817		13,446		13,149		14,695		15,126		14,838		15,624		16,442		17,240		17,589		17,362		17,693		18,193		17,335		18,460		18,084		19,133		18,255		17,915		18,291		17,121		17,328		16,114		17,092		16,624		15,442		16,874		17,843		17,218		17,541		17,107		16,760		17,017		16,470		17,414		18,042		17,728		17,113		16,753		18,102		18,989		19,113		20,072		20,928		20,033		20,656	20,706	21,513	21,990	22,235	22,405	23,675	22,224	23,348	23,277	22,308	21,960	22,883	23,709	23,925	24,418	25,050	24,893
C000054700
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R2
Accumulated Value		10,000		9,944		9,751		9,274		9,336		9,982		10,086		10,225		10,287		10,636		10,664		10,660			10,541		11,186		11,402		11,417		11,937		11,859		11,904		11,971		12,086		12,206		12,049		12,441		12,554		12,984		13,184		13,726		13,117		12,863		12,880		12,947		12,916		13,479		13,715		13,738		13,037		13,425		12,163		13,039		13,454		13,441		13,904		13,024		13,941		14,127		13,745		14,276		14,378		14,845		15,195		14,734		13,255		10,934		12,103		12,595		12,630		13,057		13,649		13,289		12,987		14,508		14,938		14,655		15,428		16,236		17,011		17,364		17,134		17,458		17,949		17,101		18,206		17,837		18,870		17,998		17,663		18,025		16,876		17,080		15,872		16,832		16,383		15,207		16,622		17,572		16,954		17,270		16,845		16,487		16,739		16,203		17,134		17,748		17,441		16,830		16,478		17,799		18,671		18,793		19,732		20,574		19,688		20,297	20,349	21,127	21,605	21,837	22,004	23,244	21,813	22,923	22,841	21,887	21,547	22,449	23,258	23,469	23,950	24,559	24,406
C000054701
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R3
Accumulated Value		10,000		9,951		9,751		9,274		9,343		9,985		10,090		10,229		10,294		10,644		10,679		10,677			10,557		11,197		11,417		11,439		11,961		11,878		11,923		11,990		12,109		12,229		12,071		12,471		12,584		13,016		13,220		13,764		13,153		12,896		12,913		12,988		12,951		13,518		13,763		13,789		13,076		13,475		12,209		13,090		13,507		13,496		13,962		13,077		14,002		14,189		13,805		14,335		14,448		14,918		15,264		14,800		13,321		10,993		12,170		12,657		12,697		13,127		13,724		13,364		13,059		14,592		15,029		14,743		15,522		16,331		17,122		17,468		17,240		17,567		18,062		17,221		18,335		17,952		19,000		18,120		17,782		18,153		16,994		17,199		15,994		16,963		16,499		15,325		16,744		17,702		17,082		17,401		16,983		16,627		16,881		16,339		17,270		17,903		17,592		16,970		16,625		17,949		18,836		18,959		19,908		20,753		19,868		20,484	20,542	21,329	21,801	22,039	22,208	23,463	22,026	23,149	23,066	22,105	21,761	22,674	23,500	23,714	24,201	24,823	24,656
C000155435
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R4
Accumulated Value		10,000		9,951		9,757		9,280		9,349		10,004		10,108		10,247		10,319		10,669		10,704		10,701			10,582		11,237		11,455		11,477		12,008		11,922		11,975		12,042		12,163		12,291		12,132		12,535		12,649		13,091		13,297		13,845		13,230		12,980		12,997		13,073		13,045		13,615		13,862		13,889		13,170		13,572		12,305		13,193		13,614		13,602		14,072		13,188		14,121		14,310		13,932		14,466		14,580		15,055		15,414		14,955		13,450		11,106		12,297		12,799		12,839		13,275		13,879		13,513		13,214		14,778		15,220		14,930		15,719		16,551		17,343		17,704		17,474		17,816		18,319		17,466		18,598		18,220		19,285		18,401		18,058		18,436		17,267		17,476		16,251		17,238		16,776		15,580		17,035		18,013		17,380		17,717		17,279		16,926		17,185		16,645		17,596		18,241		17,924		17,300		16,948		18,312		19,217		19,342		20,313		21,189		20,284		20,914	20,975	21,780	22,275	22,522	22,706	23,991	22,522	23,673	23,600	22,618	22,278	23,214	24,062	24,282	24,782	25,422	25,276
C000155436
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R5
Accumulated Value		10,000		9,958		9,764		9,289		9,358		10,016		10,120		10,266		10,337		10,686		10,728		10,725			10,613		11,267		11,487		11,517		12,047		11,970		12,023		12,091		12,216		12,345		12,193		12,595		12,716		13,158		13,370		13,925		13,311		13,060		13,077		13,154		13,133		13,713		13,968		13,995		13,275		13,678		12,408		13,298		13,729		13,726		14,207		13,311		14,255		14,454		14,065		14,620		14,734		15,211		15,581		15,120		13,599		11,235		12,432		12,947		12,984		13,442		14,049		13,680		13,380		14,962		15,416		15,124		15,929		16,775		17,593		17,957		17,725		18,070		18,587		17,728		18,880		18,498		19,584		18,692		18,346		18,739		17,549		17,770		16,524		17,531		17,064		15,859		17,340		18,338		17,698		18,038		17,596		17,239		17,513		16,966		17,939		18,603		18,283		17,652		17,283		18,687		19,614		19,753		20,748		21,636		20,719		21,369	21,432	22,272	22,786	23,038	23,225	24,541	23,053	24,234	24,160	23,165	22,808	23,783	24,646	24,882	25,402	26,069	25,920
C000155437
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R6
Accumulated Value		10,000		9,951		9,759		9,290		9,359		10,011		10,122		10,268		10,340		10,696		10,731		10,736			10,617		11,271		11,499		11,521		12,059		11,975		12,028		12,103		12,229		12,358		12,207		12,608		12,730		13,172		13,393		13,948		13,334		13,076		13,102		13,178		13,150		13,738		13,994		14,022		13,293		13,704		12,426		13,325		13,756		13,754		14,235		13,339		14,284		14,483		14,104		14,650		14,774		15,250		15,621		15,160		13,639		11,266		12,473		12,987		13,026		13,484		14,102		13,734		13,434		15,017		15,472		15,180		15,996		16,844		17,662		18,026		17,797		18,141		18,669		17,802		18,964		18,582		19,671		18,768		18,432		18,828		17,636		17,847		16,602		17,620		17,154		15,939		17,422		18,431		17,794		18,134		17,703		17,336		17,610		17,062		18,037		18,702		18,381		17,750		17,393		18,798		19,726		19,865		20,873		21,773		20,843		21,494	21,569	22,410	22,924	23,176	23,376	24,705	23,204	24,397	24,311	23,316	22,958	23,933	24,810	25,058	25,578	26,246	26,085
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,030		9,872		9,382		9,369		10,005		10,043		10,224		10,250		10,628		10,643		10,645			10,451		10,838		11,052		11,262		11,709		11,723		11,843		12,010		12,085		12,333		12,371		12,626		12,921		13,317		13,465		14,236		13,711		13,363		13,414		13,737		13,822		14,336		14,803		14,887		13,870		14,153		12,875		13,906		14,353		14,632		15,224		14,257		15,262		15,481		15,236		15,521		15,857		16,432		16,928		16,922		15,529		13,611		15,356		16,087		16,407		17,332		18,578		17,872		17,397		19,301		20,043		19,841		20,388		21,281		22,416		22,573		23,100		23,649		24,368		23,234		24,862		24,690		25,797		24,462		23,729		24,610		22,464		22,505		20,648		22,552		21,632		19,640		21,230		22,416		21,125		22,452		21,904		22,708		23,063		23,163		24,693		25,487		25,081		23,885		23,383		25,518		26,678		27,126		28,574		29,494		28,289		29,692	30,757	31,132	31,887	32,568	32,272	34,167	33,352	34,281	33,834	31,928	31,711	33,707	35,421	36,216	36,950	38,299	39,196
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,030		9,872		9,382		9,369		10,005		10,043		10,224		10,250		10,628		10,643		10,645			10,451		10,838		11,052		11,262		11,709		11,723		11,843		12,010		12,085		12,333		12,371		12,626		12,921		13,317		13,465		14,236		13,711		13,363		13,414		13,737		13,822		14,336		14,803		14,887		13,870		14,153		12,875		13,906		14,353		14,632		15,224		14,257		15,262		15,481		15,236		15,521		15,857		16,432		16,928		16,922		15,529		13,611		15,356		16,087		16,407		17,332		18,578		17,872		17,397		19,301		20,043		19,841		20,388		21,281		22,416		22,573		23,100		23,649		24,368		23,234		24,862		24,690		25,797		24,462		23,729		24,610		22,464		22,505		20,648		22,552		21,632		19,640		21,230		22,416		21,125		22,452		21,904		22,708		23,063		23,163		24,693		25,487		25,081		23,885		23,383		25,518		26,678		27,126		28,574		29,494		28,289		29,692	30,757	31,132	31,887	32,568	32,272	34,167	33,352	34,281	33,834	31,928	31,711	33,707	35,421	36,216	36,950	38,299	39,196
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,030		9,872		9,382		9,369		10,005		10,043		10,224		10,250		10,628		10,643		10,645			10,451		10,838		11,052		11,262		11,709		11,723		11,843		12,010		12,085		12,333		12,371		12,626		12,921		13,317		13,465		14,236		13,711		13,363		13,414		13,737		13,822		14,336		14,803		14,887		13,870		14,153		12,875		13,906		14,353		14,632		15,224		14,257		15,262		15,481		15,236		15,521		15,857		16,432		16,928		16,922		15,529		13,611		15,356		16,087		16,407		17,332		18,578		17,872		17,397		19,301		20,043		19,841		20,388		21,281		22,416		22,573		23,100		23,649		24,368		23,234		24,862		24,690		25,797		24,462		23,729		24,610		22,464		22,505		20,648		22,552		21,632		19,640		21,230		22,416		21,125		22,452		21,904		22,708		23,063		23,163		24,693		25,487		25,081		23,885		23,383		25,518		26,678		27,126		28,574		29,494		28,289		29,692	30,757	31,132	31,887	32,568	32,272	34,167	33,352	34,281	33,834	31,928	31,711	33,707	35,421	36,216	36,950	38,299	39,196
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value	10,000		10,112		10,254		10,318		10,530		10,562		10,780		11,032		11,370		11,496		12,155		11,707			11,409		11,453		11,729		11,801		12,240		12,639		12,711		11,842		12,083		10,992		11,873		12,254		12,493		12,998		12,172		13,030		13,218		13,008		13,252		13,539		14,030		14,453		14,448		13,258		11,621		13,111		13,735		14,008		14,798		15,862		15,259		14,853		16,479		17,113		16,940		17,407		18,169		19,139		19,273		19,723		20,191		20,805		19,838		21,227		21,080		22,025		20,885		20,260		21,012		19,180		19,215		17,629		19,254		18,469		16,768		18,126		19,139		18,036		19,169		18,702		19,388		19,691		19,777		21,083		21,761		21,414		20,393		19,964		21,788		22,777		23,160		24,397		25,182		24,153		25,351		26,260		26,580		27,225		27,806		27,554		29,172		28,476		29,269		28,887		27,260		27,075		28,779		30,243		30,921		31,548		32,700		33,465
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,030		9,872		9,382		9,369		10,005		10,043		10,224		10,250		10,628		10,643		10,645			10,451		10,838		11,052		11,262		11,709		11,723		11,843		12,010		12,085		12,333		12,371		12,626		12,921		13,317		13,465		14,236		13,711		13,363		13,414		13,737		13,822		14,336		14,803		14,887		13,870		14,153		12,875		13,906		14,353		14,632		15,224		14,257		15,262		15,481		15,236		15,521		15,857		16,432		16,928		16,922		15,529		13,611		15,356		16,087		16,407		17,332		18,578		17,872		17,397		19,301		20,043		19,841		20,388		21,281		22,416		22,573		23,100		23,649		24,368		23,234		24,862		24,690		25,797		24,462		23,729		24,610		22,464		22,505		20,648		22,552		21,632		19,640		21,230		22,416		21,125		22,452		21,904		22,708		23,063		23,163		24,693		25,487		25,081		23,885		23,383		25,518		26,678		27,126		28,574		29,494		28,289		29,692	30,757	31,132	31,887	32,568	32,272	34,167	33,352	34,281	33,834	31,928	31,711	33,707	35,421	36,216	36,950	38,299	39,196
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,030		9,872		9,382		9,369		10,005		10,043		10,224		10,250		10,628		10,643		10,645			10,451		10,838		11,052		11,262		11,709		11,723		11,843		12,010		12,085		12,333		12,371		12,626		12,921		13,317		13,465		14,236		13,711		13,363		13,414		13,737		13,822		14,336		14,803		14,887		13,870		14,153		12,875		13,906		14,353		14,632		15,224		14,257		15,262		15,481		15,236		15,521		15,857		16,432		16,928		16,922		15,529		13,611		15,356		16,087		16,407		17,332		18,578		17,872		17,397		19,301		20,043		19,841		20,388		21,281		22,416		22,573		23,100		23,649		24,368		23,234		24,862		24,690		25,797		24,462		23,729		24,610		22,464		22,505		20,648		22,552		21,632		19,640		21,230		22,416		21,125		22,452		21,904		22,708		23,063		23,163		24,693		25,487		25,081		23,885		23,383		25,518		26,678		27,126		28,574		29,494		28,289		29,692	30,757	31,132	31,887	32,568	32,272	34,167	33,352	34,281	33,834	31,928	31,711	33,707	35,421	36,216	36,950	38,299	39,196
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,030		9,872		9,382		9,369		10,005		10,043		10,224		10,250		10,628		10,643		10,645			10,451		10,838		11,052		11,262		11,709		11,723		11,843		12,010		12,085		12,333		12,371		12,626		12,921		13,317		13,465		14,236		13,711		13,363		13,414		13,737		13,822		14,336		14,803		14,887		13,870		14,153		12,875		13,906		14,353		14,632		15,224		14,257		15,262		15,481		15,236		15,521		15,857		16,432		16,928		16,922		15,529		13,611		15,356		16,087		16,407		17,332		18,578		17,872		17,397		19,301		20,043		19,841		20,388		21,281		22,416		22,573		23,100		23,649		24,368		23,234		24,862		24,690		25,797		24,462		23,729		24,610		22,464		22,505		20,648		22,552		21,632		19,640		21,230		22,416		21,125		22,452		21,904		22,708		23,063		23,163		24,693		25,487		25,081		23,885		23,383		25,518		26,678		27,126		28,574		29,494		28,289		29,692	30,757	31,132	31,887	32,568	32,272	34,167	33,352	34,281	33,834	31,928	31,711	33,707	35,421	36,216	36,950	38,299	39,196
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,030		9,872		9,382		9,369		10,005		10,043		10,224		10,250		10,628		10,643		10,645			10,451		10,838		11,052		11,262		11,709		11,723		11,843		12,010		12,085		12,333		12,371		12,626		12,921		13,317		13,465		14,236		13,711		13,363		13,414		13,737		13,822		14,336		14,803		14,887		13,870		14,153		12,875		13,906		14,353		14,632		15,224		14,257		15,262		15,481		15,236		15,521		15,857		16,432		16,928		16,922		15,529		13,611		15,356		16,087		16,407		17,332		18,578		17,872		17,397		19,301		20,043		19,841		20,388		21,281		22,416		22,573		23,100		23,649		24,368		23,234		24,862		24,690		25,797		24,462		23,729		24,610		22,464		22,505		20,648		22,552		21,632		19,640		21,230		22,416		21,125		22,452		21,904		22,708		23,063		23,163		24,693		25,487		25,081		23,885		23,383		25,518		26,678		27,126		28,574		29,494		28,289		29,692	30,757	31,132	31,887	32,568	32,272	34,167	33,352	34,281	33,834	31,928	31,711	33,707	35,421	36,216	36,950	38,299	39,196
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,030		9,872		9,382		9,369		10,005		10,043		10,224		10,250		10,628		10,643		10,645			10,451		10,838		11,052		11,262		11,709		11,723		11,843		12,010		12,085		12,333		12,371		12,626		12,921		13,317		13,465		14,236		13,711		13,363		13,414		13,737		13,822		14,336		14,803		14,887		13,870		14,153		12,875		13,906		14,353		14,632		15,224		14,257		15,262		15,481		15,236		15,521		15,857		16,432		16,928		16,922		15,529		13,611		15,356		16,087		16,407		17,332		18,578		17,872		17,397		19,301		20,043		19,841		20,388		21,281		22,416		22,573		23,100		23,649		24,368		23,234		24,862		24,690		25,797		24,462		23,729		24,610		22,464		22,505		20,648		22,552		21,632		19,640		21,230		22,416		21,125		22,452		21,904		22,708		23,063		23,163		24,693		25,487		25,081		23,885		23,383		25,518		26,678		27,126		28,574		29,494		28,289		29,692	30,757	31,132	31,887	32,568	32,272	34,167	33,352	34,281	33,834	31,928	31,711	33,707	35,421	36,216	36,950	38,299	39,196
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,030		9,872		9,382		9,369		10,005		10,043		10,224		10,250		10,628		10,643		10,645			10,451		10,838		11,052		11,262		11,709		11,723		11,843		12,010		12,085		12,333		12,371		12,626		12,921		13,317		13,465		14,236		13,711		13,363		13,414		13,737		13,822		14,336		14,803		14,887		13,870		14,153		12,875		13,906		14,353		14,632		15,224		14,257		15,262		15,481		15,236		15,521		15,857		16,432		16,928		16,922		15,529		13,611		15,356		16,087		16,407		17,332		18,578		17,872		17,397		19,301		20,043		19,841		20,388		21,281		22,416		22,573		23,100		23,649		24,368		23,234		24,862		24,690		25,797		24,462		23,729		24,610		22,464		22,505		20,648		22,552		21,632		19,640		21,230		22,416		21,125		22,452		21,904		22,708		23,063		23,163		24,693		25,487		25,081		23,885		23,383		25,518		26,678		27,126		28,574		29,494		28,289		29,692	30,757	31,132	31,887	32,568	32,272	34,167	33,352	34,281	33,834	31,928	31,711	33,707	35,421	36,216	36,950	38,299	39,196
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		10,030		9,872		9,382		9,369		10,005		10,043		10,224		10,250		10,628		10,643		10,645			10,451		10,838		11,052		11,262		11,709		11,723		11,843		12,010		12,085		12,333		12,371		12,626		12,921		13,317		13,465		14,236		13,711		13,363		13,414		13,737		13,822		14,336		14,803		14,887		13,870		14,153		12,875		13,906		14,353		14,632		15,224		14,257		15,262		15,481		15,236		15,521		15,857		16,432		16,928		16,922		15,529		13,611		15,356		16,087		16,407		17,332		18,578		17,872		17,397		19,301		20,043		19,841		20,388		21,281		22,416		22,573		23,100		23,649		24,368		23,234		24,862		24,690		25,797		24,462		23,729		24,610		22,464		22,505		20,648		22,552		21,632		19,640		21,230		22,416		21,125		22,452		21,904		22,708		23,063		23,163		24,693		25,487		25,081		23,885		23,383		25,518		26,678		27,126		28,574		29,494		28,289		29,692	30,757	31,132	31,887	32,568	32,272	34,167	33,352	34,281	33,834	31,928	31,711	33,707	35,421	36,216	36,950	38,299	39,196
Lord Abbett Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000 Value Index
Accumulated Value		10,000		10,038		9,822		9,315		9,312		9,983		10,193		10,351		10,441		10,744		10,827		10,804			10,637		11,245		11,526		11,608		12,025		11,902		11,880		11,868		12,062		12,223		12,080		12,438		12,528		12,912		13,100		13,607		12,957		12,729		12,771		12,847		12,879		13,389		13,587		13,614		12,909		13,294		12,017		12,953		13,367		13,452		13,929		13,033		13,969		14,085		13,670		14,158		14,356		14,800		15,207		14,880		13,439		11,142		12,395		12,820		12,734		13,238		13,785		13,447		13,270		15,055		15,632		15,489		16,425		17,392		18,087		18,509		18,297		18,444		18,809		18,155		19,077		18,404		19,565		19,110		18,888		19,421		18,326		18,682		17,050		18,180		17,638		16,092		17,742		18,850		18,091		19,028		18,357		18,273		18,548		17,832		19,017		19,686		19,154		18,415		17,765		19,106		20,164		20,185		20,930		21,976		21,037		21,704	21,500	22,599	23,205	23,527	23,269	24,754	23,061	24,129	24,227	23,554	22,836	23,638	24,446	24,586	25,370	25,749	25,863
Lord Abbett Index: Lipper Equity Income Fund Average
Account Value [Line Items]
Line Graph and Table Measure Name																									Lipper Equity Income Fund Average
Accumulated Value		10,000		9,977		9,773		9,390		9,435		10,047		10,148		10,271		10,393		10,695		10,687		10,656			10,458		10,891		11,129		11,237		11,595		11,559		11,661		11,713		11,823		11,981		11,899		12,241		12,379		12,743		12,904		13,393		12,786		12,578		12,634		12,789		12,831		13,291		13,502		13,511		12,755		13,080		11,971		12,797		13,176		13,284		13,701		12,907		13,703		13,836		13,574		13,987		14,134		14,487		14,878		14,583		13,254		11,221		12,408		12,873		12,948		13,448		14,007		13,636		13,391		15,003		15,509		15,397		16,014		16,961		17,620		18,006		17,934		18,137		18,504		17,772		18,749		18,290		19,412		18,946		18,660		19,156		18,169		18,520		17,120		18,120		17,569		16,110		17,641		18,710		17,968		18,743		18,176		18,140		18,377		17,747		18,820		19,429		18,981		18,227		17,749		19,014		19,997		20,045		20,670		21,543		20,740		21,434	21,470	22,346	22,894	23,214	22,981	24,153	22,828	23,646	23,773	23,043	22,399	23,266	24,075	24,259	25,011	25,346	25,221
Lord Abbett Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000 Value Index
Accumulated Value		10,000		10,038		9,822		9,315		9,312		9,983		10,193		10,351		10,441		10,744		10,827		10,804			10,637		11,245		11,526		11,608		12,025		11,902		11,880		11,868		12,062		12,223		12,080		12,438		12,528		12,912		13,100		13,607		12,957		12,729		12,771		12,847		12,879		13,389		13,587		13,614		12,909		13,294		12,017		12,953		13,367		13,452		13,929		13,033		13,969		14,085		13,670		14,158		14,356		14,800		15,207		14,880		13,439		11,142		12,395		12,820		12,734		13,238		13,785		13,447		13,270		15,055		15,632		15,489		16,425		17,392		18,087		18,509		18,297		18,444		18,809		18,155		19,077		18,404		19,565		19,110		18,888		19,421		18,326		18,682		17,050		18,180		17,638		16,092		17,742		18,850		18,091		19,028		18,357		18,273		18,548		17,832		19,017		19,686		19,154		18,415		17,765		19,106		20,164		20,185		20,930		21,976		21,037		21,704	21,500	22,599	23,205	23,527	23,269	24,754	23,061	24,129	24,227	23,554	22,836	23,638	24,446	24,586	25,370	25,749	25,863
Lord Abbett Index: Lipper Equity Income Fund Average
Account Value [Line Items]
Line Graph and Table Measure Name																									Lipper Equity Income Fund Average
Accumulated Value		10,000		9,977		9,773		9,390		9,435		10,047		10,148		10,271		10,393		10,695		10,687		10,656			10,458		10,891		11,129		11,237		11,595		11,559		11,661		11,713		11,823		11,981		11,899		12,241		12,379		12,743		12,904		13,393		12,786		12,578		12,634		12,789		12,831		13,291		13,502		13,511		12,755		13,080		11,971		12,797		13,176		13,284		13,701		12,907		13,703		13,836		13,574		13,987		14,134		14,487		14,878		14,583		13,254		11,221		12,408		12,873		12,948		13,448		14,007		13,636		13,391		15,003		15,509		15,397		16,014		16,961		17,620		18,006		17,934		18,137		18,504		17,772		18,749		18,290		19,412		18,946		18,660		19,156		18,169		18,520		17,120		18,120		17,569		16,110		17,641		18,710		17,968		18,743		18,176		18,140		18,377		17,747		18,820		19,429		18,981		18,227		17,749		19,014		19,997		20,045		20,670		21,543		20,740		21,434	21,470	22,346	22,894	23,214	22,981	24,153	22,828	23,646	23,773	23,043	22,399	23,266	24,075	24,259	25,011	25,346	25,221
Lord Abbett Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000 Value Index
Accumulated Value		10,000		10,038		9,822		9,315		9,312		9,983		10,193		10,351		10,441		10,744		10,827		10,804			10,637		11,245		11,526		11,608		12,025		11,902		11,880		11,868		12,062		12,223		12,080		12,438		12,528		12,912		13,100		13,607		12,957		12,729		12,771		12,847		12,879		13,389		13,587		13,614		12,909		13,294		12,017		12,953		13,367		13,452		13,929		13,033		13,969		14,085		13,670		14,158		14,356		14,800		15,207		14,880		13,439		11,142		12,395		12,820		12,734		13,238		13,785		13,447		13,270		15,055		15,632		15,489		16,425		17,392		18,087		18,509		18,297		18,444		18,809		18,155		19,077		18,404		19,565		19,110		18,888		19,421		18,326		18,682		17,050		18,180		17,638		16,092		17,742		18,850		18,091		19,028		18,357		18,273		18,548		17,832		19,017		19,686		19,154		18,415		17,765		19,106		20,164		20,185		20,930		21,976		21,037		21,704	21,500	22,599	23,205	23,527	23,269	24,754	23,061	24,129	24,227	23,554	22,836	23,638	24,446	24,586	25,370	25,749	25,863
Lord Abbett Index: Lipper Equity Income Fund Average
Account Value [Line Items]
Line Graph and Table Measure Name																									Lipper Equity Income Fund Average
Accumulated Value		10,000		9,977		9,773		9,390		9,435		10,047		10,148		10,271		10,393		10,695		10,687		10,656			10,458		10,891		11,129		11,237		11,595		11,559		11,661		11,713		11,823		11,981		11,899		12,241		12,379		12,743		12,904		13,393		12,786		12,578		12,634		12,789		12,831		13,291		13,502		13,511		12,755		13,080		11,971		12,797		13,176		13,284		13,701		12,907		13,703		13,836		13,574		13,987		14,134		14,487		14,878		14,583		13,254		11,221		12,408		12,873		12,948		13,448		14,007		13,636		13,391		15,003		15,509		15,397		16,014		16,961		17,620		18,006		17,934		18,137		18,504		17,772		18,749		18,290		19,412		18,946		18,660		19,156		18,169		18,520		17,120		18,120		17,569		16,110		17,641		18,710		17,968		18,743		18,176		18,140		18,377		17,747		18,820		19,429		18,981		18,227		17,749		19,014		19,997		20,045		20,670		21,543		20,740		21,434	21,470	22,346	22,894	23,214	22,981	24,153	22,828	23,646	23,773	23,043	22,399	23,266	24,075	24,259	25,011	25,346	25,221
Lord Abbett Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000 Value Index
Accumulated Value	10,000		9,987		9,977		10,140		10,275		10,155		10,456		10,532		10,854		11,013		11,438		10,892			10,701		10,736		10,800		10,826		11,255		11,421		11,444		10,851		11,175		10,102		10,888		11,236		11,308		11,709		10,956		11,743		11,840		11,492		11,902		12,068		12,441		12,783		12,508		11,297		9,366		10,419		10,776		10,705		11,128		11,588		11,304		11,155		12,656		13,141		13,020		13,807		14,620		15,204		15,559		15,381		15,504		15,812		15,261		16,036		15,471		16,447		16,064		15,878		16,326		15,405		15,704		14,332		15,283		14,827		13,527		14,914		15,846		15,207		15,995		15,431		15,360		15,592		14,990		15,986		16,548		16,102		15,480		14,934		16,061		16,950		16,968		17,594		18,474		17,684		18,245		18,073		18,997		19,507		19,778		19,560		20,809		19,386		20,283		20,366		19,800		19,197		19,871		20,550		20,668		21,326		21,645		21,741
Lord Abbett Index: Lipper Equity Income Fund Average
Account Value [Line Items]
Line Graph and Table Measure Name																									Lipper Equity Income Fund Average
Accumulated Value	$ 10,000		$ 10,105		$ 10,150		$ 10,245		$ 10,382		$ 10,312		$ 10,608		$ 10,727		$ 11,043		$ 11,182		$ 11,606		$ 11,080			$ 10,899		$ 10,948		$ 11,083		$ 11,119		$ 11,518		$ 11,700		$ 11,708		$ 11,053		$ 11,335		$ 10,374		$ 11,090		$ 11,418		$ 11,512		$ 11,873		$ 11,185		$ 11,875		$ 11,990		$ 11,763		$ 12,121		$ 12,249		$ 12,554		$ 12,893		$ 12,637		$ 11,485		$ 9,724		$ 10,753		$ 11,155		$ 11,221		$ 11,654		$ 12,138		$ 11,816		$ 11,604		$ 13,001		$ 13,440		$ 13,343		$ 13,877		$ 14,698		$ 15,269		$ 15,603		$ 15,541		$ 15,717		$ 16,035		$ 15,401		$ 16,248		$ 15,850		$ 16,822		$ 16,418		$ 16,170		$ 16,600		$ 15,745		$ 16,049		$ 14,836		$ 15,702		$ 15,224		$ 13,961		$ 15,287		$ 16,214		$ 15,570		$ 16,243		$ 15,751		$ 15,720		$ 15,925		$ 15,379		$ 16,309		$ 16,836		$ 16,449		$ 15,795		$ 15,381		$ 16,477		$ 17,329		$ 17,371		$ 17,912		$ 18,668		$ 17,972		$ 18,574		$ 18,605		$ 19,364		$ 19,839		$ 20,117		$ 19,914		$ 20,930		$ 19,783		$ 20,491		$ 20,601		$ 19,969		$ 19,411		$ 20,162		$ 20,863		$ 21,023		$ 21,674		$ 21,964		$ 21,856
Lord Abbett Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000 Value Index
Accumulated Value		10,000		10,038		9,822		9,315		9,312		9,983		10,193		10,351		10,441		10,744		10,827		10,804			10,637		11,245		11,526		11,608		12,025		11,902		11,880		11,868		12,062		12,223		12,080		12,438		12,528		12,912		13,100		13,607		12,957		12,729		12,771		12,847		12,879		13,389		13,587		13,614		12,909		13,294		12,017		12,953		13,367		13,452		13,929		13,033		13,969		14,085		13,670		14,158		14,356		14,800		15,207		14,880		13,439		11,142		12,395		12,820		12,734		13,238		13,785		13,447		13,270		15,055		15,632		15,489		16,425		17,392		18,087		18,509		18,297		18,444		18,809		18,155		19,077		18,404		19,565		19,110		18,888		19,421		18,326		18,682		17,050		18,180		17,638		16,092		17,742		18,850		18,091		19,028		18,357		18,273		18,548		17,832		19,017		19,686		19,154		18,415		17,765		19,106		20,164		20,185		20,930		21,976		21,037		21,704	21,500	22,599	23,205	23,527	23,269	24,754	23,061	24,129	24,227	23,554	22,836	23,638	24,446	24,586	25,370	25,749	25,863
Lord Abbett Index: Lipper Equity Income Fund Average
Account Value [Line Items]
Line Graph and Table Measure Name																									Lipper Equity Income Fund Average
Accumulated Value		10,000		9,977		9,773		9,390		9,435		10,047		10,148		10,271		10,393		10,695		10,687		10,656			10,458		10,891		11,129		11,237		11,595		11,559		11,661		11,713		11,823		11,981		11,899		12,241		12,379		12,743		12,904		13,393		12,786		12,578		12,634		12,789		12,831		13,291		13,502		13,511		12,755		13,080		11,971		12,797		13,176		13,284		13,701		12,907		13,703		13,836		13,574		13,987		14,134		14,487		14,878		14,583		13,254		11,221		12,408		12,873		12,948		13,448		14,007		13,636		13,391		15,003		15,509		15,397		16,014		16,961		17,620		18,006		17,934		18,137		18,504		17,772		18,749		18,290		19,412		18,946		18,660		19,156		18,169		18,520		17,120		18,120		17,569		16,110		17,641		18,710		17,968		18,743		18,176		18,140		18,377		17,747		18,820		19,429		18,981		18,227		17,749		19,014		19,997		20,045		20,670		21,543		20,740		21,434	21,470	22,346	22,894	23,214	22,981	24,153	22,828	23,646	23,773	23,043	22,399	23,266	24,075	24,259	25,011	25,346	25,221
Lord Abbett Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000 Value Index
Accumulated Value		10,000		10,038		9,822		9,315		9,312		9,983		10,193		10,351		10,441		10,744		10,827		10,804			10,637		11,245		11,526		11,608		12,025		11,902		11,880		11,868		12,062		12,223		12,080		12,438		12,528		12,912		13,100		13,607		12,957		12,729		12,771		12,847		12,879		13,389		13,587		13,614		12,909		13,294		12,017		12,953		13,367		13,452		13,929		13,033		13,969		14,085		13,670		14,158		14,356		14,800		15,207		14,880		13,439		11,142		12,395		12,820		12,734		13,238		13,785		13,447		13,270		15,055		15,632		15,489		16,425		17,392		18,087		18,509		18,297		18,444		18,809		18,155		19,077		18,404		19,565		19,110		18,888		19,421		18,326		18,682		17,050		18,180		17,638		16,092		17,742		18,850		18,091		19,028		18,357		18,273		18,548		17,832		19,017		19,686		19,154		18,415		17,765		19,106		20,164		20,185		20,930		21,976		21,037		21,704	21,500	22,599	23,205	23,527	23,269	24,754	23,061	24,129	24,227	23,554	22,836	23,638	24,446	24,586	25,370	25,749	25,863
Lord Abbett Index: Lipper Equity Income Fund Average
Account Value [Line Items]
Line Graph and Table Measure Name																									Lipper Equity Income Fund Average
Accumulated Value		10,000		9,977		9,773		9,390		9,435		10,047		10,148		10,271		10,393		10,695		10,687		10,656			10,458		10,891		11,129		11,237		11,595		11,559		11,661		11,713		11,823		11,981		11,899		12,241		12,379		12,743		12,904		13,393		12,786		12,578		12,634		12,789		12,831		13,291		13,502		13,511		12,755		13,080		11,971		12,797		13,176		13,284		13,701		12,907		13,703		13,836		13,574		13,987		14,134		14,487		14,878		14,583		13,254		11,221		12,408		12,873		12,948		13,448		14,007		13,636		13,391		15,003		15,509		15,397		16,014		16,961		17,620		18,006		17,934		18,137		18,504		17,772		18,749		18,290		19,412		18,946		18,660		19,156		18,169		18,520		17,120		18,120		17,569		16,110		17,641		18,710		17,968		18,743		18,176		18,140		18,377		17,747		18,820		19,429		18,981		18,227		17,749		19,014		19,997		20,045		20,670		21,543		20,740		21,434	21,470	22,346	22,894	23,214	22,981	24,153	22,828	23,646	23,773	23,043	22,399	23,266	24,075	24,259	25,011	25,346	25,221
Lord Abbett Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000 Value Index
Accumulated Value		10,000		10,038		9,822		9,315		9,312		9,983		10,193		10,351		10,441		10,744		10,827		10,804			10,637		11,245		11,526		11,608		12,025		11,902		11,880		11,868		12,062		12,223		12,080		12,438		12,528		12,912		13,100		13,607		12,957		12,729		12,771		12,847		12,879		13,389		13,587		13,614		12,909		13,294		12,017		12,953		13,367		13,452		13,929		13,033		13,969		14,085		13,670		14,158		14,356		14,800		15,207		14,880		13,439		11,142		12,395		12,820		12,734		13,238		13,785		13,447		13,270		15,055		15,632		15,489		16,425		17,392		18,087		18,509		18,297		18,444		18,809		18,155		19,077		18,404		19,565		19,110		18,888		19,421		18,326		18,682		17,050		18,180		17,638		16,092		17,742		18,850		18,091		19,028		18,357		18,273		18,548		17,832		19,017		19,686		19,154		18,415		17,765		19,106		20,164		20,185		20,930		21,976		21,037		21,704	21,500	22,599	23,205	23,527	23,269	24,754	23,061	24,129	24,227	23,554	22,836	23,638	24,446	24,586	25,370	25,749	25,863
Lord Abbett Index: Lipper Equity Income Fund Average
Account Value [Line Items]
Line Graph and Table Measure Name																									Lipper Equity Income Fund Average
Accumulated Value		10,000		9,977		9,773		9,390		9,435		10,047		10,148		10,271		10,393		10,695		10,687		10,656			10,458		10,891		11,129		11,237		11,595		11,559		11,661		11,713		11,823		11,981		11,899		12,241		12,379		12,743		12,904		13,393		12,786		12,578		12,634		12,789		12,831		13,291		13,502		13,511		12,755		13,080		11,971		12,797		13,176		13,284		13,701		12,907		13,703		13,836		13,574		13,987		14,134		14,487		14,878		14,583		13,254		11,221		12,408		12,873		12,948		13,448		14,007		13,636		13,391		15,003		15,509		15,397		16,014		16,961		17,620		18,006		17,934		18,137		18,504		17,772		18,749		18,290		19,412		18,946		18,660		19,156		18,169		18,520		17,120		18,120		17,569		16,110		17,641		18,710		17,968		18,743		18,176		18,140		18,377		17,747		18,820		19,429		18,981		18,227		17,749		19,014		19,997		20,045		20,670		21,543		20,740		21,434	21,470	22,346	22,894	23,214	22,981	24,153	22,828	23,646	23,773	23,043	22,399	23,266	24,075	24,259	25,011	25,346	25,221
Lord Abbett Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000 Value Index
Accumulated Value		10,000		10,038		9,822		9,315		9,312		9,983		10,193		10,351		10,441		10,744		10,827		10,804			10,637		11,245		11,526		11,608		12,025		11,902		11,880		11,868		12,062		12,223		12,080		12,438		12,528		12,912		13,100		13,607		12,957		12,729		12,771		12,847		12,879		13,389		13,587		13,614		12,909		13,294		12,017		12,953		13,367		13,452		13,929		13,033		13,969		14,085		13,670		14,158		14,356		14,800		15,207		14,880		13,439		11,142		12,395		12,820		12,734		13,238		13,785		13,447		13,270		15,055		15,632		15,489		16,425		17,392		18,087		18,509		18,297		18,444		18,809		18,155		19,077		18,404		19,565		19,110		18,888		19,421		18,326		18,682		17,050		18,180		17,638		16,092		17,742		18,850		18,091		19,028		18,357		18,273		18,548		17,832		19,017		19,686		19,154		18,415		17,765		19,106		20,164		20,185		20,930		21,976		21,037		21,704	21,500	22,599	23,205	23,527	23,269	24,754	23,061	24,129	24,227	23,554	22,836	23,638	24,446	24,586	25,370	25,749	25,863
Lord Abbett Index: Lipper Equity Income Fund Average
Account Value [Line Items]
Line Graph and Table Measure Name																									Lipper Equity Income Fund Average
Accumulated Value		10,000		9,977		9,773		9,390		9,435		10,047		10,148		10,271		10,393		10,695		10,687		10,656			10,458		10,891		11,129		11,237		11,595		11,559		11,661		11,713		11,823		11,981		11,899		12,241		12,379		12,743		12,904		13,393		12,786		12,578		12,634		12,789		12,831		13,291		13,502		13,511		12,755		13,080		11,971		12,797		13,176		13,284		13,701		12,907		13,703		13,836		13,574		13,987		14,134		14,487		14,878		14,583		13,254		11,221		12,408		12,873		12,948		13,448		14,007		13,636		13,391		15,003		15,509		15,397		16,014		16,961		17,620		18,006		17,934		18,137		18,504		17,772		18,749		18,290		19,412		18,946		18,660		19,156		18,169		18,520		17,120		18,120		17,569		16,110		17,641		18,710		17,968		18,743		18,176		18,140		18,377		17,747		18,820		19,429		18,981		18,227		17,749		19,014		19,997		20,045		20,670		21,543		20,740		21,434	21,470	22,346	22,894	23,214	22,981	24,153	22,828	23,646	23,773	23,043	22,399	23,266	24,075	24,259	25,011	25,346	25,221
Lord Abbett Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000 Value Index
Accumulated Value		10,000		10,038		9,822		9,315		9,312		9,983		10,193		10,351		10,441		10,744		10,827		10,804			10,637		11,245		11,526		11,608		12,025		11,902		11,880		11,868		12,062		12,223		12,080		12,438		12,528		12,912		13,100		13,607		12,957		12,729		12,771		12,847		12,879		13,389		13,587		13,614		12,909		13,294		12,017		12,953		13,367		13,452		13,929		13,033		13,969		14,085		13,670		14,158		14,356		14,800		15,207		14,880		13,439		11,142		12,395		12,820		12,734		13,238		13,785		13,447		13,270		15,055		15,632		15,489		16,425		17,392		18,087		18,509		18,297		18,444		18,809		18,155		19,077		18,404		19,565		19,110		18,888		19,421		18,326		18,682		17,050		18,180		17,638		16,092		17,742		18,850		18,091		19,028		18,357		18,273		18,548		17,832		19,017		19,686		19,154		18,415		17,765		19,106		20,164		20,185		20,930		21,976		21,037		21,704	21,500	22,599	23,205	23,527	23,269	24,754	23,061	24,129	24,227	23,554	22,836	23,638	24,446	24,586	25,370	25,749	25,863
Lord Abbett Index: Lipper Equity Income Fund Average
Account Value [Line Items]
Line Graph and Table Measure Name																									Lipper Equity Income Fund Average
Accumulated Value		10,000		9,977		9,773		9,390		9,435		10,047		10,148		10,271		10,393		10,695		10,687		10,656			10,458		10,891		11,129		11,237		11,595		11,559		11,661		11,713		11,823		11,981		11,899		12,241		12,379		12,743		12,904		13,393		12,786		12,578		12,634		12,789		12,831		13,291		13,502		13,511		12,755		13,080		11,971		12,797		13,176		13,284		13,701		12,907		13,703		13,836		13,574		13,987		14,134		14,487		14,878		14,583		13,254		11,221		12,408		12,873		12,948		13,448		14,007		13,636		13,391		15,003		15,509		15,397		16,014		16,961		17,620		18,006		17,934		18,137		18,504		17,772		18,749		18,290		19,412		18,946		18,660		19,156		18,169		18,520		17,120		18,120		17,569		16,110		17,641		18,710		17,968		18,743		18,176		18,140		18,377		17,747		18,820		19,429		18,981		18,227		17,749		19,014		19,997		20,045		20,670		21,543		20,740		21,434	21,470	22,346	22,894	23,214	22,981	24,153	22,828	23,646	23,773	23,043	22,399	23,266	24,075	24,259	25,011	25,346	25,221
Lord Abbett Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000 Value Index
Accumulated Value		10,000		10,038		9,822		9,315		9,312		9,983		10,193		10,351		10,441		10,744		10,827		10,804			10,637		11,245		11,526		11,608		12,025		11,902		11,880		11,868		12,062		12,223		12,080		12,438		12,528		12,912		13,100		13,607		12,957		12,729		12,771		12,847		12,879		13,389		13,587		13,614		12,909		13,294		12,017		12,953		13,367		13,452		13,929		13,033		13,969		14,085		13,670		14,158		14,356		14,800		15,207		14,880		13,439		11,142		12,395		12,820		12,734		13,238		13,785		13,447		13,270		15,055		15,632		15,489		16,425		17,392		18,087		18,509		18,297		18,444		18,809		18,155		19,077		18,404		19,565		19,110		18,888		19,421		18,326		18,682		17,050		18,180		17,638		16,092		17,742		18,850		18,091		19,028		18,357		18,273		18,548		17,832		19,017		19,686		19,154		18,415		17,765		19,106		20,164		20,185		20,930		21,976		21,037		21,704	21,500	22,599	23,205	23,527	23,269	24,754	23,061	24,129	24,227	23,554	22,836	23,638	24,446	24,586	25,370	25,749	25,863
Lord Abbett Index: Lipper Equity Income Fund Average
Account Value [Line Items]
Line Graph and Table Measure Name																									Lipper Equity Income Fund Average
Accumulated Value		10,000		9,977		9,773		9,390		9,435		10,047		10,148		10,271		10,393		10,695		10,687		10,656			10,458		10,891		11,129		11,237		11,595		11,559		11,661		11,713		11,823		11,981		11,899		12,241		12,379		12,743		12,904		13,393		12,786		12,578		12,634		12,789		12,831		13,291		13,502		13,511		12,755		13,080		11,971		12,797		13,176		13,284		13,701		12,907		13,703		13,836		13,574		13,987		14,134		14,487		14,878		14,583		13,254		11,221		12,408		12,873		12,948		13,448		14,007		13,636		13,391		15,003		15,509		15,397		16,014		16,961		17,620		18,006		17,934		18,137		18,504		17,772		18,749		18,290		19,412		18,946		18,660		19,156		18,169		18,520		17,120		18,120		17,569		16,110		17,641		18,710		17,968		18,743		18,176		18,140		18,377		17,747		18,820		19,429		18,981		18,227		17,749		19,014		19,997		20,045		20,670		21,543		20,740		21,434	21,470	22,346	22,894	23,214	22,981	24,153	22,828	23,646	23,773	23,043	22,399	23,266	24,075	24,259	25,011	25,346	25,221
Lord Abbett Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000 Value Index
Accumulated Value		10,000		10,038		9,822		9,315		9,312		9,983		10,193		10,351		10,441		10,744		10,827		10,804			10,637		11,245		11,526		11,608		12,025		11,902		11,880		11,868		12,062		12,223		12,080		12,438		12,528		12,912		13,100		13,607		12,957		12,729		12,771		12,847		12,879		13,389		13,587		13,614		12,909		13,294		12,017		12,953		13,367		13,452		13,929		13,033		13,969		14,085		13,670		14,158		14,356		14,800		15,207		14,880		13,439		11,142		12,395		12,820		12,734		13,238		13,785		13,447		13,270		15,055		15,632		15,489		16,425		17,392		18,087		18,509		18,297		18,444		18,809		18,155		19,077		18,404		19,565		19,110		18,888		19,421		18,326		18,682		17,050		18,180		17,638		16,092		17,742		18,850		18,091		19,028		18,357		18,273		18,548		17,832		19,017		19,686		19,154		18,415		17,765		19,106		20,164		20,185		20,930		21,976		21,037		21,704	21,500	22,599	23,205	23,527	23,269	24,754	23,061	24,129	24,227	23,554	22,836	23,638	24,446	24,586	25,370	25,749	25,863
Lord Abbett Index: Lipper Equity Income Fund Average
Account Value [Line Items]
Line Graph and Table Measure Name																									Lipper Equity Income Fund Average
Accumulated Value		$ 10,000		$ 9,977		$ 9,773		$ 9,390		$ 9,435		$ 10,047		$ 10,148		$ 10,271		$ 10,393		$ 10,695		$ 10,687		$ 10,656			$ 10,458		$ 10,891		$ 11,129		$ 11,237		$ 11,595		$ 11,559		$ 11,661		$ 11,713		$ 11,823		$ 11,981		$ 11,899		$ 12,241		$ 12,379		$ 12,743		$ 12,904		$ 13,393		$ 12,786		$ 12,578		$ 12,634		$ 12,789		$ 12,831		$ 13,291		$ 13,502		$ 13,511		$ 12,755		$ 13,080		$ 11,971		$ 12,797		$ 13,176		$ 13,284		$ 13,701		$ 12,907		$ 13,703		$ 13,836		$ 13,574		$ 13,987		$ 14,134		$ 14,487		$ 14,878		$ 14,583		$ 13,254		$ 11,221		$ 12,408		$ 12,873		$ 12,948		$ 13,448		$ 14,007		$ 13,636		$ 13,391		$ 15,003		$ 15,509		$ 15,397		$ 16,014		$ 16,961		$ 17,620		$ 18,006		$ 17,934		$ 18,137		$ 18,504		$ 17,772		$ 18,749		$ 18,290		$ 19,412		$ 18,946		$ 18,660		$ 19,156		$ 18,169		$ 18,520		$ 17,120		$ 18,120		$ 17,569		$ 16,110		$ 17,641		$ 18,710		$ 17,968		$ 18,743		$ 18,176		$ 18,140		$ 18,377		$ 17,747		$ 18,820		$ 19,429		$ 18,981		$ 18,227		$ 17,749		$ 19,014		$ 19,997		$ 20,045		$ 20,670		$ 21,543		$ 20,740		$ 21,434	$ 21,470	$ 22,346	$ 22,894	$ 23,214	$ 22,981	$ 24,153	$ 22,828	$ 23,646	$ 23,773	$ 23,043	$ 22,399	$ 23,266	$ 24,075	$ 24,259	$ 25,011	$ 25,346	$ 25,221